Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payables [Abstract]
Schedule of Accounts Payable

	December 31, 2012	December 31, 2011
Creditors	$496	$392
Brokers	1,342	1,353
Insurances	138	165
Professional and legal fees	114	112

Total accounts payable	$2,090	$2,022